Deposits - Composition of Deposits (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Banking and Thrift, Interest [Abstract]
Noninterest-bearing deposits		$ 118,089	$ 75,590
Interest-bearing deposits
Interest checking		95,894	75,949
Money market savings		128,058	120,082
Savings accounts		57,035	47,401
Time deposits		30,694	42,894
Total interest-bearing deposits	[1]	311,681	286,326
Total deposits		$ 429,770	$ 361,916

[1]	lncludes time deposits greater than $250,000 balances of $4.4 billion and $7.8 billion at December 31, 2020 and 2019, respectively.